Debt, cash and cash equivalents - Disclosure of Movement In Total Debt (Details) € in Millions	12 Months Ended
Dec. 31, 2019 EUR (€)
Disclosure of debt [line items]
December 31, 2018	€ 24,586
Repayments	(2,067)
New borrowings	1,997
Other cash flows	(153)
Currency translation differences	237
Reclassification from non-current to current	0
Other items	(32)
December 31, 2019	24,568
Long-term debt
Disclosure of debt [line items]
December 31, 2018	22,007
Repayments	(12)
New borrowings	1,997
Other cash flows	0
Currency translation differences	93
Reclassification from non-current to current	(3,964)
Other items	10
December 31, 2019	20,131
Short-term debt and current portion of long-term debt
Disclosure of debt [line items]
December 31, 2018	2,633
Repayments	(2,055)
New borrowings	0
Other cash flows	24
Currency translation differences	14
Reclassification from non-current to current	3,964
Other items	(26)
December 31, 2019	4,554
Interest rate and currency derivatives used to manage debt
Disclosure of debt [line items]
December 31, 2018	(54)
Repayments	0
New borrowings	0
Other cash flows	(177)
Currency translation differences	130
Reclassification from non-current to current	0
Other items	(16)
December 31, 2019	€ (117)